FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial instruments at amortised cost (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value measurements of assets
Carrying value	₽ (977,850)	₽ (914,584)
Transfer of assets at fair value from level 1 to level 2		0	₽ 0
Transfer of assets at fair value from level 2 to level 1		0	0
Assets transfers into Level 3 fair value measurements		0	0
Assets transfers out of Level 3 fair value measurements		0	0
Transfer of liabilities at fair value from level 1 to level 2		0	0
Transfer of liabilities at fair value from level 2 to level 1		0	0
Liabilities transfers into Level 3 fair value measurements		0	0
Liabilities transfers out of Level 3 fair value measurements		0	0
Transfers in and out of categories of financial instruments		0	₽ 0
Debt securities issued
Fair value measurements of assets
Financial assets at fair value through profit or loss		24,770
Fair value of reclassified securities	22,394
Interest income on reclassified securities	1,663
Eurobonds of Russian issuers
Fair value measurements of assets
Transfer of liabilities at fair value from level 1 to level 2	2,233
Fair value
Fair value measurements of assets
Fair value	(484,081)	(458,320)
Fair value | Bank deposits and loans to customers
Fair value measurements of assets
Bank deposits and loans to customers, fair value	236,485	210,623
Carrying value
Fair value measurements of assets
Fair value		(462,139)
Carrying value	(486,141)
Carrying value | Bank deposits and loans to customers
Fair value measurements of assets
Bank deposits and loans to customers, carrying value	234,334	205,936
Level 1 | Fair value | Notes
Fair value measurements of assets
Fair value	(145,143)	(173,903)
Level 1 | Carrying value | Notes
Fair value measurements of assets
Fair value		(174,984)
Carrying value	(145,565)
Level 2 | Fair value | Notes
Fair value measurements of assets
Fair value	(22,203)
Level 2 | Carrying value | Notes
Fair value measurements of assets
Carrying value	(23,365)
Level 3 | Fair value | Unquoted Notes
Fair value measurements of assets
Fair value	(27,000)	(17,012)
Level 3 | Fair value | Bank and other loans
Fair value measurements of assets
Fair value	(289,735)	(267,405)
Level 3 | Fair value | Bank deposits and loans to customers
Fair value measurements of assets
Bank deposits and loans to customers, fair value	236,485	210,623
Level 3 | Carrying value | Unquoted Notes
Fair value measurements of assets
Fair value		(17,012)
Carrying value	(27,000)
Level 3 | Carrying value | Bank and other loans
Fair value measurements of assets
Fair value		(270,143)
Carrying value	(290,211)
Level 3 | Carrying value | Bank deposits and loans to customers
Fair value measurements of assets
Bank deposits and loans to customers, carrying value	₽ 234,334	₽ 205,936